Investments in subsidiaries, joint ventures and associates - Summary of the positions of equity and income (loss) for the year (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Feb. 01, 2022	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Equity			R$ 14,029,826		R$ 12,174,968	R$ 10,469,240	R$ 9,910,265
Net income (loss) for the year			2,517,753		1,840,069	883,878
Total investments			318,356		111,384
Total provision for equity deficit			(256)		(157)
Total	[1]		318,100		111,227	78,593	R$ 162,620
Share of profit (loss) of joint ventures and associates			11,908	[2]	12,181	(17,634)
Transportadora sulbrasileira de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity			15,912	[3]	15,593
Net income (loss) for the year			R$ 8,253	[3]	R$ 10,733	R$ 2,209
Interest in share capital - % in associates			25.00%	[3]	25.00%	25.00%
Total investments	[3]		R$ 3,978		R$ 3,898
Share of profit (loss) of joint ventures and associates	[3]		2,043		2,771	R$ 552
Metalurgica plus [member]
Disclosure of investments accounted for using equity method [line items]
Equity			(769)	[4]	(471)
Net income (loss) for the year			R$ (298)	[4]	R$ (314)	R$ (300)
Interest in share capital - % in associates			33.00%	[4]	33.00%	33.00%
Investments with negative equity	[4]		R$ (256)		R$ (157)
Share of profit (loss) of joint ventures and associates	[4]		(99)		(105)	R$ (100)
Plenogas distribuidora de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity			1,489	[4]	1,844
Net income (loss) for the year			R$ 376	[4]	R$ 353	R$ (13)
Interest in share capital - % in associates			33.00%	[4]	33.00%	33.00%
Total investments	[4]		R$ 497		R$ 615
Share of profit (loss) of joint ventures and associates	[4]		124		118	R$ (4)
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity			0
Net income (loss) for the year			R$ 0
Interest in share capital - % in associates			0.00%
Total investments			R$ 33		28
Share of profit (loss) of joint ventures and associates			0		0	(14)
União Vopak – Armazéns Gerais Ltda [member]
Disclosure of investments accounted for using equity method [line items]
Equity			3,100	[5]	8,912
Net income (loss) for the year			R$ 15,388	[5]	R$ (7,760)	R$ 1,204
Interest in share capital - % in joint ventures			50.00%	[5]	50.00%	50.00%
Total investments	[5]		R$ 1,550		R$ 4,456
Share of profit (loss) of joint ventures and associates	[5]		7,694		(3,880)	R$ 602
Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			127,033		75,850
Net income (loss) for the year			R$ 20,899		R$ 78,599	R$ 2,477
Interest in share capital - % in joint ventures			33.00%		33.00%	33.00%
Share of profit (loss) of joint ventures and associates	[6]					R$ 823
ConectCar Soluções de Mobilidade Eletrônica S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			R$ 0
Net income (loss) for the year			R$ 0
Interest in share capital - % in joint ventures			0.00%
Investments with negative equity			R$ 0		R$ 0
Share of profit (loss) of joint ventures and associates			0		0	(18,081)
Latitude Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity			12,004	[7]	15,276
Net income (loss) for the year			R$ (4,068)	[7]	R$ (1,716)	R$ 1,186
Interest in share capital - % in joint ventures			50.00%	[7]	50.00%	50.00%
Total investments	[7]		R$ 6,002		R$ 7,638
Share of profit (loss) of joint ventures and associates	[7]		(1,636)		(2,339)	R$ 593
Navegantes Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity			47,510	[7]	69,749
Net income (loss) for the year			R$ (22,820)	[7]	R$ (19,768)	R$ (9,096)
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%	33.00%
Total investments	[7]		R$ 15,836		R$ 23,250
Share of profit (loss) of joint ventures and associates	[7]		(7,413)		(11,040)	R$ (3,032)
Nordeste Logística I S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			21,212	[7]	19,021
Net income (loss) for the year			R$ 6,305	[7]	R$ 9,098	R$ 4,776
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%	33.00%
Total investments	[7]		R$ 7,071		R$ 6,340
Share of profit (loss) of joint ventures and associates	[7]		730		2,591	R$ 1,592
Nordeste Logística II S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			51,649	[7]	58,246
Net income (loss) for the year			R$ (5,553)	[7]	R$ (3,631)	R$ (2,458)
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%	33.00%
Total investments	[7]		R$ 17,216		R$ 19,415
Share of profit (loss) of joint ventures and associates	[7]		(2,199)		(2,007)	R$ (819)
Nordeste Logística III S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			54,013	[7]	51,112
Net income (loss) for the year			R$ 3,933	[7]	R$ 798	R$ 766
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%	33.00%
Total investments	[7]		R$ 18,004		R$ 17,038
Share of profit (loss) of joint ventures and associates	[7]		967		(30)	R$ 255
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			6,956	[8]	7,040
Net income (loss) for the year			R$ (84)	[8]	R$ (15)
Interest in share capital - % in joint ventures		50.00%	50.00%	[8]	50.00%
Total investments	[8]		R$ 3,478		R$ 3,520
Share of profit (loss) of joint ventures and associates	[8]		(42)		(8)	0
Terminal de Combustíveis Paulínia S.A. ("Opla")
Disclosure of investments accounted for using equity method [line items]
Equity	[9]		108,311
Net income (loss) for the year	[9]		R$ 8,141
Interest in share capital - % in joint ventures	[9]		50.00%
Goodwill on investments	[9]		R$ 158,634
Total investments	[9]		54,155		0
Share of profit (loss) of joint ventures and associates	[9]		4,071		0	0
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity			0
Net income (loss) for the year			R$ 0
Interest in share capital - % in joint ventures			0.00%
Total investments			R$ 349		0
Share of profit (loss) of joint ventures and associates			0		0	0
ConectCar Soluções de Mobilidade Eletrônica S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Net income (loss) for the year	[10]					R$ (36,162)
Interest in share capital - % in joint ventures	[10]					50.00%
Investments with positive equity [member] | Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity	[6]		95,027
Net income (loss) for the year	[6]		R$ 23,094
Interest in share capital - % in joint ventures	[6]		33.00%
Total investments	[6]		R$ 31,553		25,186
Share of profit (loss) of joint ventures and associates	[6]		R$ 7,668		R$ 26,110

[1]	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
[2]	Adjusted for unrealized profits between subsidiaries.
[3]	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
[4]	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.
[5]	The subsidiary Ultracargo Logística holds an interest in União Vopak–Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
[6]	The Company holds an interest in Refinaria de Petróleo Riograndense S.A. (“RPR”), which is primarily engaged in oil refining.
[7]	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).
[8]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[9]	The subsidiary Ultracargo Logística acquired a 50% interest in Opla on July 1, 2023. For more information, see Note 28.c.
[10]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.